Accounts receivable	6 Months Ended
Apr. 30, 2022
Trade and other current receivables [abstract]
Accounts receivable	Accounts receivable

	April 30, 2022	October 31, 2021
	$	$
Trade Receivables	11,501,265	4,072,701
Total accounts receivable	11,501,265	4,072,701

Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331
Total other receivables	1,564,430	973,145

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. For the three and six months ended April 30, 2022, the fair value gain arising from changes in estimates was $3,971,482 and $5,709,952, respectively (three and six months ended April 30, 2021: $(107,535) and $167,969) included in the respective accounts receivable balance.

For the three and six months ended April 30, 2022, the Company has assessed an allowance for credit loss of $3,506 for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends (at October 31, 2021: $nil).
The Company's revenue and accounts receivable primarily come from two key customers as shown in the table below. The Company's remaining customers do not make up significant percentages of these balances.

	Three months ended		Six months ended
	2022	2021	2022	2021
	%	%	%	%
Revenue
Customer A	10.0%	65.0%	16.0%	85.0%
Customer B	83.0%	0.0%	74.0%	0.0%

	April 30, 2022	October 31, 2021
Accounts Receivable	$	$
Customer A	7.4%	94.0%
Customer B	79.1%	0.0%